Consolidated Balance Sheets (Parenthetical)(KRW) In Millions, except Share data	Dec. 31, 2010	Dec. 31, 2009
Allowance for loan losses	3,395,864	3,637,994
Common stock, par value	5,000	5,000
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	474,199,587	474,199,587
Common stock, shares outstanding	474,199,587	474,199,587
Redeemable convertible preferred stock, par value	5,000	5,000
Redeemable convertible preferred stock, shares issued	14,721,000	14,721,000
Redeemable convertible preferred stock, shares outstanding	14,721,000	14,721,000
Redeemable preferred stock, par value	5,000	5,000
Redeemable preferred stock, shares issued	28,990,000	28,990,000
Redeemable preferred stock, shares outstanding	28,990,000	28,990,000